EARNINGS PER SHARE (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Details [Abstract]
Net income attributable to TWC common shareholders	$ 1,944	$ 2,144	$ 1,654
Net income attributable to participating securities	10	11	11
Net income attributable to TWC shareholders	$ 1,954	$ 2,155	$ 1,665
Weighted-average common shares outstanding - basic (in shares)	287.6	307.8	329.7
Dilutive effect of nonparticipating equity awards (in shares)	1.9	2.0	2.6
Dilutive effect of participating equity awards (in shares)	2.2	2.6	3.0
Weighted-average common shares outstanding - diluted (in shares)	291.7	312.4	335.3
Net income per common share attributable to TWC common shareholders - basic (in US dollars per share)	$ 6.76	$ 6.97	$ 5.02
Net income per common share attributable to TWC common shareholders - diluted (in US dollars per share)	$ 6.70	$ 6.90	$ 4.97
Antidilutive securities excluded from earnings per share computation (in shares)			2.2